UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000
                                               ------------------

Check here if Amendment [ ];        Amendment Number: ___

     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SHAPIRO CAPITAL MANAGEMENT CO., INC.
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Address:          3060 PEACHTREE ROAD, N.W. SUITE 1555
                  ------------------------------------
                  ATLANTA, GA 30305
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Form 13F File Number:    028-04097
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    SAMUEL R. SHAPIRO

Title:   PRESIDENT

Phone:   404-842-9600



Signature, Place, and Date of Signing:

     /s/SAMUEL R. SHAPIRO           ATLANTA, GA                February 14, 2001
    ----------------------------    ------------------------   -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

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                              Form 13F SUMMARY PAGE





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Page 1 of 2 Name of Reporting Manager : SHAPIRO CAPITAL MANAGEMENT COMPANY, INC


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           ITEM 1:             ITEM 2:    ITEM 3:    ITEM 4:        ITEM 5:          ITEM 6              ITEM 7        ITEM 8
           -------            -------    -------     -------        -------          ------              ------        ------
                                                                                    INVESTMENT                         VOTING
                                                     FAIR                        --DISCRETION--         MANAGER'S   --AUTHORITY--
      NAME OF ISSUER          TITLE OF    CUSIP      MARKET        SHARES OF           SHARED   SHARED    SEE         (SHARES)
                               CLASS      NUMBER     VALUE         PRIN. AMT    SOLE  AS DEFINED OTHER   INSTR V   SOLE SHARED NONE
                               -----      ------     -----         ---------    ----  ---------- -----   -------   ---- ------ ----
                                                                                a)    (b)       (c)               (a)   (b)   (c)
                                                                              C>
                                    FORM 13F
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                                 (SEC USE ONLY)


National Service
     Industries, I             Common    637657107   $68,346,731.25    2,660,700  a                               a
Ralcorp Holdings               Common    751028101   $63,955,837.50    3,905,700  a                               a
CNA Surety Corporation         Common    12612L108   $62,483,043.75    4,384,775  a                               a
Energizer Holdings, Inc.       Common    29266r108   $57,904,875.00    2,709,000  a                               a
Playtex Products, Inc.         Common    72813P100   $54,891,375.00    5,703,000  a                               a
Walter Industries, Inc.        Common    93317Q105   $53,583,600.00    7,144,480  a                               a
Pennzoil-Quaker
     State Company             Common    709323109   $52,958,737.50    4,113,300  a                               a
Interstate Bakeries
     Corporatio                Common    46072H108   $52,094,531.25    3,704,500  a                               a
Wilmington Trust
     Corporation               Common    971807102   $49,795,846.87      802,350  a                               a
Wabtec Corporation             Common    929740108   $48,751,631.25    4,149,075  a                               a
Papa John's
     International, Inc        Common    698813102   $48,082,250.00    2,161,000  a                               a
Albany International Corp.     Common    012348108   $45,313,809.60    3,372,190  a                               a
Edwards LifeSciences
     Corporati                 Common    28176e108   $44,793,012.50    2,523,550  a                               a
The Scotts Company CL A        Cl A
                               common    810186106   $41,447,199.37    1,122,090  a                               a
Tredegar Corporation           Common    894650100   $40,885,706.25    2,344,700  a                               a
WestPoint Stevens Inc.         Common    961238102   $39,979,747.50    5,337,750  a                               a

                COLUMN TOTALS                          $825,267,935



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Page 2 of 2
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Primedia, Inc.                 Common    74157K101   $35,327,061.56    2,959,335  a                               a
OGE Energy Corp.               Common    670837103   $29,403,810.94    1,203,225  a                               a
Gray Communications            Cl B
     Systems, I                Common    389190208   $26,383,831.87    1,796,346  a                               a
Gartner Group, Inc. CL B       Cl B
                               Common    366651206   $25,075,017.00    3,955,050  a                               a
Exide Corporation              Common    302051107   $23,555,912.50    3,089,300  a                               a
Pioneer Natural Resources
     Comp                      Common    723787107   $17,428,851.56      885,275  a                               a
Agribrands International Inc.  Common    00849r105   $14,862,300.00      277,800  a                               a
Valmont Industries, Inc.       Common    920253101   $10,319,859.37      561,625  a                               a
Bull Run Corporation           Common    120182100    $7,750,852.66    4,509,587  a                               a
Layne Christensen Company      Common    521050104    $2,872,362.11      879,575  a                               a
Gartner Group, Inc. CL A       CL A
                               Common    366651107    $2,070,000.00      300,000  a                               a
ABOUT.COM Inc.                 Common    003736105      $538,750.00       20,000  a                               a
American Annuity               Preferred 023833205      $503,006.25       20,850  a                               a
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                   TOTAL                             $1,021,359,550
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